Document and Entity Information	May 07, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this "Amendment") amends Form 8-K of Marchex, Inc. (the "Company") that was originally filed with the Securities and Exchange Commission on May 7, 2024 (the "Original Filing"). This Amendment is being filed solely to correct an inadvertent error in the submission of the Original Filing through EDGAR which referenced the incorrect Form 8-K Item Number (Item 1.01) in the EDGAR submission header. This Amendment is being filed through EDGAR to reference the correct Form 8-K Item Numbers (Items 2.02 and 9.01) in the EDGAR submission header. There are no changes to the Original Filing itself (which referenced the correct Item numbers) other than the date of this Amendment. Except as summarized above, this Amendment continues to speak as of the date of the Original Filing and does not reflect events occurring after the date of the Original Filing or modify or update the disclosures therein in any way.
Document Period End Date	May 07, 2024
Entity Registrant Name	Marchex, Inc.
Entity Central Index Key	0001224133
Entity Emerging Growth Company	false
Entity File Number	000-50658
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2194038
Entity Address, Address Line One	1200 5th Ave
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	331-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.01 per share
Trading Symbol	MCHX
Security Exchange Name	NASDAQ